Loans Receivable and Allowance for Loan Losses - Summary, by portfolio segment and impairment methodology, of the allowance for loan losses and related portfolio (Details 3) (USD $)
In Thousands, unless otherwise specified
	Mar. 31, 2014	Dec. 31, 2013	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Loans collectively evaluated for impairment:
Allowance, Total	$ 8,603	$ 8,382		$ 7,941
Loans receivable
Loans individually evaluated for impairment:
Loans individually evaluated for impairment, Portfolio	3,683	3,723		4,148
Loans individually evaluated for impairment, Allowance	144	145		258
Loans collectively evaluated for impairment:
Loans collectively evaluated for impairment, Portfolio	653,478	628,289		525,902
Loans collectively evaluated for impairment, Allowance	8,459	8,237		7,683
Portfolio, Total	657,161	632,012		530,050
Allowance, Total	8,603	8,382	8,134	7,941	6,425	5,440
Loans receivable | Residential Real Estate
Loans individually evaluated for impairment:
Loans individually evaluated for impairment, Portfolio	1,848	1,867		2,137
Loans individually evaluated for impairment, Allowance	72	73
Loans collectively evaluated for impairment:
Loans collectively evaluated for impairment, Portfolio	157,057	154,007		142,151
Loans collectively evaluated for impairment, Allowance	1,226	1,237		1,230
Portfolio, Total	158,905	155,874		144,288
Allowance, Total	1,298	1,310	1,264	1,230	1,290	1,053
Loans receivable | Commercial Real Estate
Loans individually evaluated for impairment:
Loans individually evaluated for impairment, Portfolio	1,117	1,117		1,817
Loans individually evaluated for impairment, Allowance	56	56		249
Loans collectively evaluated for impairment:
Loans collectively evaluated for impairment, Portfolio	330,890	314,645		282,946
Loans collectively evaluated for impairment, Allowance	3,711	3,560		3,593
Portfolio, Total	332,007	315,762		284,763
Allowance, Total	3,767	3,616	3,887	3,842	2,519	1,806
Loans receivable | Commercial Real Estate | Previously Reported
Loans collectively evaluated for impairment:
Loans collectively evaluated for impairment, Portfolio		315,416
Portfolio, Total		316,533
Loans receivable | Construction
Loans individually evaluated for impairment:
Loans individually evaluated for impairment, Portfolio
Loans individually evaluated for impairment, Allowance
Loans collectively evaluated for impairment:
Loans collectively evaluated for impairment, Portfolio	48,996	51,495		33,148
Loans collectively evaluated for impairment, Allowance	1,012	1,032		929
Portfolio, Total	48,996	51,495		33,148
Allowance, Total	1,012	1,032	933	929	1,007	951
Loans receivable | Construction | Previously Reported
Loans collectively evaluated for impairment:
Loans collectively evaluated for impairment, Portfolio		51,545
Portfolio, Total		51,545
Loans receivable | Home equity
Loans individually evaluated for impairment:
Loans individually evaluated for impairment, Portfolio	97	97
Loans individually evaluated for impairment, Allowance	4	4
Loans collectively evaluated for impairment:
Loans collectively evaluated for impairment, Portfolio	13,452	13,400		11,030
Loans collectively evaluated for impairment, Allowance	188	187		220
Portfolio, Total	13,549	13,497		11,030
Allowance, Total	192	190	214	220	274	313
Loans receivable | Home equity | Previously Reported
Loans collectively evaluated for impairment:
Loans collectively evaluated for impairment, Portfolio		13,795
Portfolio, Total		13,892
Loans receivable | Commercial business
Loans individually evaluated for impairment:
Loans individually evaluated for impairment, Portfolio	621	642		194
Loans individually evaluated for impairment, Allowance	12	12		9
Loans collectively evaluated for impairment:
Loans collectively evaluated for impairment, Portfolio	102,533	93,905		56,570
Loans collectively evaluated for impairment, Allowance	2,319	2,212		1,709
Portfolio, Total	103,154	94,547		56,764
Allowance, Total	2,331	2,225	1,821	1,718	1,317	744
Loans receivable | Commercial business | Previously Reported
Loans collectively evaluated for impairment:
Loans collectively evaluated for impairment, Portfolio		92,924
Portfolio, Total		93,566
Loans receivable | Consumer
Loans individually evaluated for impairment:
Loans individually evaluated for impairment, Portfolio
Loans individually evaluated for impairment, Allowance
Loans collectively evaluated for impairment:
Loans collectively evaluated for impairment, Portfolio	550	837		57
Loans collectively evaluated for impairment, Allowance	3	9		2
Portfolio, Total	550	837		57
Allowance, Total	3	9	15	2	11	20
Loans receivable | Consumer | Previously Reported
Loans collectively evaluated for impairment:
Loans collectively evaluated for impairment, Portfolio		602
Portfolio, Total		602
Loans receivable | Originated Loans
Loans individually evaluated for impairment:
Loans individually evaluated for impairment, Portfolio	3,683	3,723
Loans individually evaluated for impairment, Allowance	144	145
Loans collectively evaluated for impairment:
Loans collectively evaluated for impairment, Portfolio	633,731	604,184
Loans collectively evaluated for impairment, Allowance	8,459	8,237
Portfolio, Total	637,414	607,907
Allowance, Total	8,603	8,382		7,941
Loans receivable | Originated Loans | Residential Real Estate
Loans individually evaluated for impairment:
Loans individually evaluated for impairment, Portfolio	1,848	1,867
Loans individually evaluated for impairment, Allowance	72	73
Loans collectively evaluated for impairment:
Loans collectively evaluated for impairment, Portfolio	157,057	154,007
Loans collectively evaluated for impairment, Allowance	1,226	1,237
Portfolio, Total	158,905	155,874		144,288
Allowance, Total	1,298	1,310		1,230
Loans receivable | Originated Loans | Commercial Real Estate
Loans individually evaluated for impairment:
Loans individually evaluated for impairment, Portfolio	1,117	1,117
Loans individually evaluated for impairment, Allowance	56	56
Loans collectively evaluated for impairment:
Loans collectively evaluated for impairment, Portfolio	322,732	304,706
Loans collectively evaluated for impairment, Allowance	3,711	3,560
Portfolio, Total	323,849	305,823		284,763
Allowance, Total	3,767	3,616		3,842
Loans receivable | Originated Loans | Construction
Loans individually evaluated for impairment:
Loans individually evaluated for impairment, Portfolio
Loans individually evaluated for impairment, Allowance
Loans collectively evaluated for impairment:
Loans collectively evaluated for impairment, Portfolio	44,158	44,187
Loans collectively evaluated for impairment, Allowance	1,012	1,032
Portfolio, Total	44,158	44,187		33,148
Allowance, Total	1,012	1,032		929
Loans receivable | Originated Loans | Home equity
Loans individually evaluated for impairment:
Loans individually evaluated for impairment, Portfolio	97	97
Loans individually evaluated for impairment, Allowance	4	4
Loans collectively evaluated for impairment:
Loans collectively evaluated for impairment, Portfolio	9,637	9,528
Loans collectively evaluated for impairment, Allowance	188	187
Portfolio, Total	9,734	9,625		11,030
Allowance, Total	192	190		220
Loans receivable | Originated Loans | Commercial business
Loans individually evaluated for impairment:
Loans individually evaluated for impairment, Portfolio	621	642
Loans individually evaluated for impairment, Allowance	12	12
Loans collectively evaluated for impairment:
Loans collectively evaluated for impairment, Portfolio	100,080	91,531
Loans collectively evaluated for impairment, Allowance	2,319	2,212
Portfolio, Total	100,701	92,173		56,764
Allowance, Total	2,331	2,225		1,718
Loans receivable | Originated Loans | Consumer
Loans individually evaluated for impairment:
Loans individually evaluated for impairment, Portfolio
Loans individually evaluated for impairment, Allowance
Loans collectively evaluated for impairment:
Loans collectively evaluated for impairment, Portfolio	67	225
Loans collectively evaluated for impairment, Allowance	3	9
Portfolio, Total	67	225		57
Allowance, Total	3	9		2
Loans receivable | Acquired Loans
Loans individually evaluated for impairment:
Loans individually evaluated for impairment, Portfolio
Loans individually evaluated for impairment, Allowance
Loans collectively evaluated for impairment:
Loans collectively evaluated for impairment, Portfolio	19,747	24,105
Loans collectively evaluated for impairment, Allowance
Portfolio, Total	19,747	24,105
Allowance, Total
Loans receivable | Acquired Loans | Residential Real Estate
Loans individually evaluated for impairment:
Loans individually evaluated for impairment, Portfolio
Loans individually evaluated for impairment, Allowance
Loans collectively evaluated for impairment:
Loans collectively evaluated for impairment, Portfolio
Loans collectively evaluated for impairment, Allowance
Portfolio, Total
Allowance, Total
Loans receivable | Acquired Loans | Commercial Real Estate
Loans individually evaluated for impairment:
Loans individually evaluated for impairment, Portfolio
Loans individually evaluated for impairment, Allowance
Loans collectively evaluated for impairment:
Loans collectively evaluated for impairment, Portfolio	8,158	9,939
Loans collectively evaluated for impairment, Allowance
Portfolio, Total	8,158	9,939
Allowance, Total
Loans receivable | Acquired Loans | Commercial Real Estate | Previously Reported
Loans collectively evaluated for impairment:
Loans collectively evaluated for impairment, Portfolio		10,710
Portfolio, Total		10,710
Loans receivable | Acquired Loans | Construction
Loans individually evaluated for impairment:
Loans individually evaluated for impairment, Portfolio
Loans individually evaluated for impairment, Allowance
Loans collectively evaluated for impairment:
Loans collectively evaluated for impairment, Portfolio	4,838	7,308
Loans collectively evaluated for impairment, Allowance
Portfolio, Total	4,838	7,308
Allowance, Total
Loans receivable | Acquired Loans | Construction | Previously Reported
Loans collectively evaluated for impairment:
Loans collectively evaluated for impairment, Portfolio		7,358
Portfolio, Total		7,358
Loans receivable | Acquired Loans | Home equity
Loans individually evaluated for impairment:
Loans individually evaluated for impairment, Portfolio
Loans individually evaluated for impairment, Allowance
Loans collectively evaluated for impairment:
Loans collectively evaluated for impairment, Portfolio	3,815	3,872
Loans collectively evaluated for impairment, Allowance
Portfolio, Total	3,815	3,872
Allowance, Total
Loans receivable | Acquired Loans | Home equity | Previously Reported
Loans collectively evaluated for impairment:
Loans collectively evaluated for impairment, Portfolio		4,267
Portfolio, Total		4,267
Loans receivable | Acquired Loans | Commercial business
Loans individually evaluated for impairment:
Loans individually evaluated for impairment, Portfolio
Loans individually evaluated for impairment, Allowance
Loans collectively evaluated for impairment:
Loans collectively evaluated for impairment, Portfolio	2,453	2,374
Loans collectively evaluated for impairment, Allowance
Portfolio, Total	2,453	2,374
Allowance, Total
Loans receivable | Acquired Loans | Commercial business | Previously Reported
Loans collectively evaluated for impairment:
Loans collectively evaluated for impairment, Portfolio		1,393
Portfolio, Total		1,393
Loans receivable | Acquired Loans | Consumer
Loans individually evaluated for impairment:
Loans individually evaluated for impairment, Portfolio
Loans individually evaluated for impairment, Allowance
Loans collectively evaluated for impairment:
Loans collectively evaluated for impairment, Portfolio	483	612
Loans collectively evaluated for impairment, Allowance
Portfolio, Total	483	612
Allowance, Total
Loans receivable | Acquired Loans | Consumer | Previously Reported
Loans collectively evaluated for impairment:
Loans collectively evaluated for impairment, Portfolio		377
Portfolio, Total		$ 377